Share capital - Summary of share purchase of weighted average assumptions (Detail) - Warrant [Member]	12 Months Ended
Dec. 31, 2019 yr $ / shares
Statement [Line Items]
Share price | $ / shares	$ 0.55
Risk-free interest rate	1.01%
Expected dividend	0.00%
Expected life | yr	5
Expected volatility	72.00%